MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5%
	BANKING - 0.8%
9,000	Axos Financial, Inc.(a)	$ 503,190

	BEVERAGES - 2.4%
9,100	PepsiCo, Inc.	1,580,761

	BIOTECH & PHARMA - 1.4%
8,000	Novo Nordisk A/S - ADR	896,000

	CHEMICALS - 2.6%
10,000	PPG Industries, Inc.	1,724,400

	DIVERSIFIED INDUSTRIALS - 6.5%
5,000	3M Company	888,150
14,600	Emerson Electric Company	1,357,362
8,300	Illinois Tool Works, Inc.	2,048,440
		4,293,952
	ELECTRICAL EQUIPMENT - 5.0%
22,660	Johnson Controls International plc	1,842,485
9,000	TE Connectivity Ltd.	1,452,060
		3,294,545
	ENTERTAINMENT CONTENT - 2.6%
11,000	Walt Disney Company (The)(a)	1,703,790

	HOUSEHOLD PRODUCTS - 3.6%
10,000	Colgate-Palmolive Company	853,400
4,000	Kimberly-Clark Corporation	571,680
5,858	Procter & Gamble Company (The)	958,252
		2,383,332
	INDUSTRIAL REIT - 1.1%
3,200	EastGroup Properties, Inc.	729,120

	INSURANCE - 8.6%
2,913	Alleghany Corporation(a)	1,944,690
3,000	Aon plc, CLASS A	901,680

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE - 8.6% (Continued)
6,500	Berkshire Hathaway, Inc., Class B(a)	$ 1,943,500
900	White Mountains Insurance Group Ltd.	912,510
		5,702,380
	INTERNET MEDIA & SERVICES - 7.5%
600	Alphabet, Inc., Class A(a)	1,738,224
1,103	Alphabet, Inc., Class C(a)	3,191,630
		4,929,854
	LEISURE FACILITIES & SERVICES - 3.3%
8,000	McDonald's Corporation	2,144,560

	MACHINERY - 4.6%
20,000	Graco, Inc.	1,612,400
10,000	Lincoln Electric Holdings, Inc.	1,394,700
		3,007,100
	MEDICAL EQUIPMENT & DEVICES - 13.4%
13,497	Abbott Laboratories	1,899,568
7,834	Becton Dickinson and Company	1,970,094
20,500	Edwards Lifesciences Corporation(a)	2,655,775
8,500	Stryker Corporation	2,273,070
		8,798,507
	RETAIL - CONSUMER STAPLES - 4.7%
5,400	Costco Wholesale Corporation	3,065,580

	RETAIL - DISCRETIONARY - 6.2%
6,000	Genuine Parts Company	841,200
12,700	Lowe's Companies, Inc.	3,282,696
		4,123,896
	SEMICONDUCTORS - 4.5%
13,154	Intel Corporation	677,431
12,200	Texas Instruments, Inc.	2,299,334
		2,976,765
	SOFTWARE - 4.9%
9,500	Microsoft Corporation	3,195,040

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY HARDWARE - 7.5%
15,000	Apple, Inc.	$ 2,663,550
14,376	Cisco Systems, Inc.	911,007
2,300	Zebra Technologies Corporation, Class A(a)	1,368,960
		4,943,517
	TECHNOLOGY SERVICES - 8.3%
6,700	Automatic Data Processing, Inc.	1,652,086
5,800	Equifax, Inc.	1,698,181
5,500	Global Payments, Inc.	743,490
6,000	Verisk Analytics, Inc.	1,372,380
		5,466,137

	TOTAL COMMON STOCKS (Cost $12,342,083)	65,462,426

	TOTAL INVESTMENTS - 99.5% (Cost $12,342,083)	$ 65,462,426
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	328,813
	NET ASSETS - 100.0%	$ 65,791,239

(a)	- Non-income producing security.

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust